Consolidated Balance Sheets	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 71,339,361	$ 11,194,702	¥ 112,723,433
Accounts receivable, net	938,189	147,222	2,245,194
Prepaid expenses and other current assets	3,129,600	491,103	5,970,973
Total current assets	75,407,150	11,833,027	120,939,600
Long-term investments	38,000,000	5,963,029	44,000,000
Property and equipment, net	36,503,984	5,728,272	38,119,216
Intangible assets, net	93,352,778	14,649,088	110,586,111
Goodwill	194,754,963	30,561,304	194,754,963
Other non-current assets	26,739,026	4,195,937	22,950,264
Right-of-use assets	42,417,409	6,656,217	41,779,086
Deferred income tax assets			2,491,792
Total assets	507,175,310	79,586,874	575,621,032
Current liabilities:
Accrued expenses and other payables (including accrued expenses and other payables of the consolidated VIE without recourse to the Company of RMB 71,562 and RMB124,089 as of December 31, 2020 and 2021, respectively)	48,174,095	7,559,567	47,020,182
Short-term loans			6,801,000
Payable for business acquisition (including payable for business acquisition of the consolidated VIE without recourse to the Company of RMB4,642,082 and nil as of December 31, 2020 and 2021, respectively)			4,642,082
Lease liabilities-current	17,351,427	2,722,818	16,972,187
Deferred revenues	202,453,092	31,769,308	199,448,112
Total current liabilities	267,978,614	42,051,693	274,883,563
Lease liabilities-non-current	23,365,840	3,666,610	24,005,765
Deferred income tax liabilities	24,931,322	3,912,268	28,985,472
Total liabilities	316,275,776	49,630,571	327,874,800
Mezzanine equity-redeemable non-controlling interests			48,498,368
Shareholders’ equity:
Common shares: Par value USD 0.01, authorized: 500,000,000 shares Issued: 63,889,448 and 63,832,534 shares as of December 31, 2020 and 2021, respectively Outstanding: 62,701,002 and 62,753,840 shares as of December 31, 2020 and 2021	4,720,147	740,694	4,716,675
Treasury shares—585,358 common shares as of December 31, 2020 and 2021, at cost	(9,818,754)	(1,540,777)	(11,625,924)
Additional paid-in capital	540,583,564	84,829,358	541,272,503
Accumulated other comprehensive loss	(37,559,847)	(5,893,960)	(37,424,722)
Accumulated deficit	(310,156,018)	(48,670,247)	(298,533,669)
Total shareholders’ equity attributable to ATA Creativity Global	187,769,092	29,465,068	198,404,863
Non-redeemable non-controlling interests	3,130,442	491,235	843,001
Total shareholders’ equity	190,899,534	29,956,303	199,247,864
Commitments and contingencies
Total liabilities, mezzanine equity and shareholders’ equity	¥ 507,175,310	$ 79,586,874	¥ 575,621,032